Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Total Shareholders’ Equity	Contributed Surplus	Retained Earnings	Total Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes	Accumulated Other Comprehensive Income (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes	Non-Controlling Interest in Subsidiaries	Preferred shares and other equity instruments	Common shares
Balance at beginning of period at Oct. 31, 2024					$ 354	$ 46,469		$ (321)	$ (1,519)	$ 6,381	$ 874	$ 4	$ 36	$ 8,087	$ 23,921
Statement [Line Items]
Redeemed during the period														(300)
Issued under the Stock Option Plan															71
Treasury shares sold															7
Purchased for cancellation															(269)
Issued for acquisition (Note 13)															0
Stock option expense, net of options exercised					5
Net premium (discount) on sale of treasury shares					8
Net income attributable to bank shareholders		$ 4,100				4,094
Dividends on preferred shares and distributions payable on other equity instruments						(207)
Dividends on common shares						(2,310)
Common shares purchased for cancellation (Note 6)						(888)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period								(17)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period								(11)
Reclassification to earnings of (gains) during the period		(21)	[1]					(21)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		1,193	[2]						1,193
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		525	[3]						525
Unrealized (losses) on translation of net foreign operations		(593)								(593)
Unrealized gains on hedges of net foreign operations		206	[4]							206
Gains (losses) on remeasurement of pension and other employee future benefit plans		(6)	[5]								(6)
Gains on remeasurement of own credit risk on financial liabilities designated at fair value		58	[6]									58
Net income attributable to non-controlling interest in subsidiaries		6											6
Dividends to non-controlling interest in subsidiaries													(3)
Other													(1)
Balance at end of period at Apr. 30, 2025		85,833		$ 85,795	367	47,158	$ 6,753	(370)	199	5,994	868	62	38	7,787	23,730
Balance at beginning of period at Jan. 31, 2025					363	47,243		(218)	(803)	8,452	896	(84)	41	7,787	23,923
Statement [Line Items]
Redeemed during the period														0
Issued under the Stock Option Plan															22
Treasury shares sold															14
Purchased for cancellation															(229)
Issued for acquisition (Note 13)															0
Stock option expense, net of options exercised					(3)
Net premium (discount) on sale of treasury shares					7
Net income attributable to bank shareholders		1,962				1,960
Dividends on preferred shares and distributions payable on other equity instruments						(142)
Dividends on common shares						(1,151)
Common shares purchased for cancellation (Note 6)						(752)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period								(137)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period								0
Reclassification to earnings of (gains) during the period		(15)	[1]					(15)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		818	[2]						818
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		184	[3]						184
Unrealized (losses) on translation of net foreign operations		(3,205)								(3,205)
Unrealized gains on hedges of net foreign operations		747	[4]							747
Gains (losses) on remeasurement of pension and other employee future benefit plans		(28)	[5]								(28)
Gains on remeasurement of own credit risk on financial liabilities designated at fair value		146	[6]									146
Net income attributable to non-controlling interest in subsidiaries		2											2
Dividends to non-controlling interest in subsidiaries													(3)
Other													(2)
Balance at end of period at Apr. 30, 2025		85,833		85,795	367	47,158	6,753	(370)	199	5,994	868	62	38	7,787	23,730
Balance at beginning of period at Oct. 31, 2025		88,100			373	47,377		(89)	527	6,778	1,011	(241)	49	8,956	23,359
Statement [Line Items]
Net income attributable to bank shareholders		2,489
Reclassification to earnings of (gains) during the period	[1]	(11)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(569)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	173
Unrealized (losses) on translation of net foreign operations		(1,931)
Unrealized gains on hedges of net foreign operations	[4]	532
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	56
Gains on remeasurement of own credit risk on financial liabilities designated at fair value	[6]	(242)
Net income attributable to non-controlling interest in subsidiaries		(1)
Balance at end of period at Jan. 31, 2026					379	47,718		100	131	5,379	1,067	(483)	46	7,706	23,708
Balance at beginning of period at Oct. 31, 2025		88,100			373	47,377		(89)	527	6,778	1,011	(241)	49	8,956	23,359
Statement [Line Items]
Redeemed during the period														(1,250)
Issued under the Stock Option Plan															97
Treasury shares sold															0
Purchased for cancellation															(400)
Issued for acquisition (Note 13)															481
Stock option expense, net of options exercised					21
Net premium (discount) on sale of treasury shares					(4)
Net income attributable to bank shareholders		5,119				5,116
Dividends on preferred shares and distributions payable on other equity instruments						(220)
Dividends on common shares						(2,349)
Common shares purchased for cancellation (Note 6)						(1,871)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period								142
Unrealized gains (losses) on fair value through OCI equity securities arising during the period								36
Reclassification to earnings of (gains) during the period		(33)	[1]					(33)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(1,367)	[2]						(1,367)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		362	[3]						362
Unrealized (losses) on translation of net foreign operations		(1,952)								(1,952)
Unrealized gains on hedges of net foreign operations		540	[4]							540
Gains (losses) on remeasurement of pension and other employee future benefit plans		120	[5]								120
Gains on remeasurement of own credit risk on financial liabilities designated at fair value		50	[6]									50
Net income attributable to non-controlling interest in subsidiaries		3											3
Dividends to non-controlling interest in subsidiaries													(3)
Other													(2)
Balance at end of period at Apr. 30, 2026		85,617		85,570	390	48,053	5,884	56	(478)	5,366	1,131	(191)	47	7,706	23,537
Balance at beginning of period at Jan. 31, 2026					379	47,718		100	131	5,379	1,067	(483)	46	7,706	23,708
Statement [Line Items]
Redeemed during the period														0
Issued under the Stock Option Plan															22
Treasury shares sold															8
Purchased for cancellation															(201)
Issued for acquisition (Note 13)															0
Stock option expense, net of options exercised					14
Net premium (discount) on sale of treasury shares					(3)
Net income attributable to bank shareholders		2,630				2,626
Dividends on preferred shares and distributions payable on other equity instruments						(139)
Dividends on common shares						(1,170)
Common shares purchased for cancellation (Note 6)						(982)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period								(61)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period								39
Reclassification to earnings of (gains) during the period		(22)	[1]					(22)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(798)	[2]						(798)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		189	[3]						189
Unrealized (losses) on translation of net foreign operations		(21)								(21)
Unrealized gains on hedges of net foreign operations		8	[4]							8
Gains (losses) on remeasurement of pension and other employee future benefit plans		64	[5]								64
Gains on remeasurement of own credit risk on financial liabilities designated at fair value		292	[6]									292
Net income attributable to non-controlling interest in subsidiaries		4											4
Dividends to non-controlling interest in subsidiaries													(3)
Other													0
Balance at end of period at Apr. 30, 2026		$ 85,617		$ 85,570	$ 390	$ 48,053	$ 5,884	$ 56	$ (478)	$ 5,366	$ 1,131	$ (191)	$ 47	$ 7,706	$ 23,537

[1]	Net of income tax provision of $8 million, $3 million, $6 million for the three months ended and $11 million and $8 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $302 million, $221 million, $(302) million for the three months ended and $523 million and $(450) million for the six months ended, respectively.
[3]	Net of income tax (recovery) of $(71) million, $(67) million, $(70) million for the three months ended and $(138) million and $(199) million for the six months ended, respectively.
[4]	Net of income tax (provision) of $(3) million, $(205) million, $(287) million for the three months ended and $(208) million and $(79) million for the six months ended, respectively.
[5]	Net of income tax(provision) recovery of $(25) million, $(21) million, $11 million for the three months ended and $(46) million and $3 million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $(112) million, $93 million, $(56) million for the three months ended and $(19) million and $(22) million for the six months ended, respectively.